Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Trade Accounts Receivable, Net
Schedule of trade accounts receivable

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
Trade accounts receivable	358,463,468	531,480,981	86,857,490
Less: Allowance for doubtful accounts	—	—	—
Total trade accounts receivable, net	358,463,468	531,480,981	86,857,490